GEOGRAPHICAL INFORMATION (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenue, Major Customer [Line Items]
Property and equipment, net	$ 34,416	$ 19,599
Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	34,416	19,599
Israel | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	30,260	18,583
United States | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	3,171	748
Rest of the world | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	$ 985	$ 268